Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses
Schedule of prepaid expenses

(a)   This caption is made up as follows:

	2022	2021
	US$(000)	US$(000)

Right to use facilities paid in advance (b)	23,920	24,806
Prepaid insurance	15,065	15,588
Deferred costs of works for taxes	1,929	2,934
Other prepaid expenses	1,452	986
	42,366	44,314

Classification by maturity:
Current portion	19,333	20,394
Non-current portion	23,033	23,920
	42,366	44,314

(b)

Corresponds mainly to payments made in advance to EDEGEL for an original amount of US$31,007,190 corresponding to the right to use the capacity of the hydraulic system of EDEGEL by the subsidiary Empresa de Generación Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.